BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	6 Months Ended
Dec. 31, 2022
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Schedule of fair values of the identifiable assets and liabilities

	RMB	U.S. Dollars
Cash	¥471,843	$68,400
Trade accounts receivable, net	831,049	120,472
Other receivables, net	144,285	20,916
Contract costs, net	75,250	10,908
Prepaid expenses	91,132	13,211
Property and equipment, net	118,130	17,125
Intercompany receivables*	6,850,000	992,998
Intangible assets- customer relationship	7,000,000	1,014,743
Goodwill	6,996,895	1,014,293
Trade accounts payable	(1,032,078)	(149,613)
Other payables	(1,273,182)	(184,565)
Other payable- related parties	(479,959)	(69,576)
Deferred revenue	(39,786)	(5,768)
Accrued payroll and employees’ welfare	(1,629,519)	(236,220)
Taxes payable	(64,253)	(9,314)
Deferred tax liability	(1,050,000)	(152,213)
Total	¥17,009,807	$2,465,797

Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	244,960
Fair value of previously held equity interest	30,530,000	4,425,728
Non-controlling interest	34,790,000	5,043,272
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,248,163)
Total	¥17,009,807	$2,465,797

*Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

Schedule of fair value of goodwill acquired and carrying value, customer relationship and its estimated useful lives

The identifiable goodwill acquired and the carrying value as of December 31, 2022 is as follows:

	Fair Value
	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)
Goodwill	¥6,996,895	$1,014,292
Less: impairment	(2,266,893)	(328,616)
The carrying value of goodwill as of December 31, 2022	¥4,730,002	$685,676

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives as of December 31, 2022 is as follows:

			Average
			Useful Life
	Fair Value		(in Years)
	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)
Intangible assets - customer relationship	¥7,000,000	$1,014,743	10
Less: accumulated amortization	(1,400,000)	(202,949)
Total intangible assets, net as of December 31, 2022	¥5,600,000	$811,794